Annual Total Returns - Fidelity Asset Manager 50% [BarChart] - 09.30 Fidelity Asset Manager Funds Retail Combo PRO-10 - Fidelity Asset Manager 50% - Fidelity Asset Manager 50%	Nov. 28, 2020
Bar Chart Table:
Annual Return 2010	13.51%
Annual Return 2011	(0.65%)
Annual Return 2012	11.37%
Annual Return 2013	13.96%
Annual Return 2014	5.48%
Annual Return 2015	(0.44%)
Annual Return 2016	6.43%
Annual Return 2017	14.06%
Annual Return 2018	(5.37%)
Annual Return 2019	18.26%